As filed with the Securities and Exchange Commission on September 26, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2013

Date of reporting period:  July 31, 2012

Item 1. Schedules of Investments.

SiM Dynamic Allocation Diversified Income Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Shares		Value
	EQUITIES - 8.8%
	Real Estate Investment Trusts - 8.8%
6,626	American Capital Agency Corp.	$232,838
23,357	Annaly Capital Management, Inc.	407,112
7,825	Hatteras Financial Corp.	228,881
9,105	Invesco Mortgage Capital, Inc.	180,188
	TOTAL EQUITIES (Cost $949,891)	1,049,019

	EXCHANGE-TRADED FUNDS - 88.3%
	Equity ETFs - 21.1%
1,658	Consumer Staples Select Sector SPDR Fund	59,075
2,727	Health Care Select Sector SPDR Fund	104,690
3,696	iShares Cohen & Steers Realty Majors Index Fund	297,121
3,613	iShares MSCI EAFE Index Fund	180,650
3,242	iShares MSCI Emerging Markets Index	126,827
3,454	iShares Russell 1000 Growth Index Fund	220,849
2,685	iShares Russell 1000 Value Index Fund	184,755
1,534	iShares Russell 2000 Growth Index Fund	137,723
1,644	iShares Russell 2000 Value Index Fund	114,274
1,911	iShares Russell Midcap Growth Index Fund	113,016
1,237	iShares Russell Midcap Value Index Fund	57,582
7,702	SPDR Barclays Capital Convertible Securities ETF	291,598
2,663	SPDR S&P BRIC 40 ETF	58,133
4,360	Technology Select Sector SPDR Fund	127,574
3,294	Vanguard Growth ETF	226,924
3,944	Vanguard Value ETF	223,230
		2,524,021
	Fixed Income ETFs - 67.2%
2,621	iShares Barclays 7-10 Year Treasury Bond Fund	286,423
7,610	iShares Barclays Credit Bond Fund	865,866
9,491	iShares Barclays MBS Bond Fund	1,034,993
2,298	iShares Barclays TIPS Bond Fund	279,069
15,157	iShares iBoxx $ High Yield Corporate Bond Fund	1,389,897
9,546	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,157,739
5,907	iShares JP Morgan USD Emerging Markets Bond Fund	700,275
21,993	iShares S&P U.S. Preferred Stock Index Fund	866,744
36,331	SPDR Barclays Capital High Yield Bond ETF	1,448,880
		8,029,886
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,106,239)	10,553,907

	SHORT-TERM INVESTMENTS - 3.7%
445,457	Fidelity Institutional Money Market Portfolio - Class I, 0.18% (a)	445,457
	TOTAL SHORT-TERM INVESTMENTS (Cost $445,457)	445,457

	Total Investments in Securities (Cost ($11,501,587) - 100.8%	12,048,383
	Liabilities in Excess of Other Assets - (0.8)%	(91,616)
	NET ASSETS - 100.0%	$11,956,767

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of July 31, 2012.

SiM Dynamic Allocation Balanced Income Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Shares		Value
	EQUITIES - 5.5%
	Real Estate Investment Trusts - 5.5%
2,719	American Capital Agency Corp.	$95,546
13,690	Annaly Capital Management, Inc.	238,616
4,666	Hatteras Financial Corp.	136,481
3,586	Invesco Mortgage Capital, Inc.	70,967
	TOTAL EQUITIES (Cost $491,899)	541,610

	EXCHANGE-TRADED FUNDS - 91.5%
	Equity ETFs - 62.6%
4,080	Consumer Staples Select Sector SPDR Fund	145,370
8,169	Health Care Select Sector SPDR Fund	313,608
4,698	iShares Cohen & Steers Realty Majors Index Fund	377,672
9,883	iShares MSCI EAFE Index Fund	494,150
8,818	iShares MSCI Emerging Markets Index	344,960
10,147	iShares Russell 1000 Growth Index Fund	648,799
7,647	iShares Russell 1000 Value Index Fund	526,190
4,263	iShares Russell 2000 Growth Index Fund	382,732
4,812	iShares Russell 2000 Value Index Fund	334,482
5,754	iShares Russell Midcap Growth Index Fund	340,292
5,176	iShares Russell Midcap Value Index Fund	240,943
7,526	SPDR Barclays Capital Convertible Securities ETF	284,934
6,787	SPDR S&P BRIC 40 ETF	148,160
12,930	Technology Select Sector SPDR Fund	378,332
8,749	Vanguard Growth ETF	602,719
11,268	Vanguard Value ETF	637,769
		6,201,112
	Fixed Income ETFs - 28.9%
902	iShares Barclays 7-10 Year Treasury Bond Fund	98,571
2,437	iShares Barclays Credit Bond Fund	277,282
3,148	iShares Barclays MBS Bond Fund	343,289
741	iShares Barclays TIPS Bond Fund	89,987
5,182	iShares iBoxx $ High Yield Corporate Bond Fund	475,189
3,188	iShares iBoxx $ Investment Grade Corporate Bond Fund	386,641
2,019	iShares JP Morgan USD Emerging Markets Bond Fund	239,352
12,031	iShares S&P U.S. Preferred Stock Index Fund	474,142
11,924	SPDR Barclays Capital High Yield Bond ETF	475,529
		2,859,982
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,620,984)	9,061,094

	SHORT-TERM INVESTMENTS - 3.3%
323,722	Fidelity Institutional Money Market Portfolio - Class I, 0.18% (a)	323,722
	TOTAL SHORT-TERM INVESTMENTS (Cost $323,722)	323,722

	Total Investments in Securities (Cost ($9,436,605) - 100.3%	9,926,426
	Liabilities in Excess of Other Assets - (0.3)%	(30,576)
	NET ASSETS - 100.0%	$9,895,850

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of July 31, 2012.

SiM Dynamic Allocation Equity Income Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Shares		Value
	EQUITIES - 4.4%
	Real Estate Investment Trusts - 4.4%
6,528	American Capital Agency Corp.	$229,394
26,769	Annaly Capital Management, Inc.	466,583
7,710	Hatteras Financial Corp.	225,517
5,840	Invesco Mortgage Capital, Inc.	115,574
	TOTAL EQUITIES (Cost $916,602)	1,037,068

	EXCHANGE-TRADED FUNDS - 93.4%
	Equity ETFs - 81.4%
13,064	Consumer Staples Select Sector SPDR Fund	465,470
24,665	Health Care Select Sector SPDR Fund	946,889
12,919	iShares Cohen & Steers Realty Majors Index Fund	1,038,558
33,230	iShares MSCI EAFE Index Fund	1,661,500
29,773	iShares MSCI Emerging Markets Index	1,164,720
31,188	iShares Russell 1000 Growth Index Fund	1,994,161
24,367	iShares Russell 1000 Value Index Fund	1,676,693
13,562	iShares Russell 2000 Growth Index Fund	1,217,596
15,268	iShares Russell 2000 Value Index Fund	1,061,279
17,867	iShares Russell Midcap Growth Index Fund	1,056,654
12,925	iShares Russell Midcap Value Index Fund	601,659
17,709	SPDR Barclays Capital Convertible Securities ETF	670,463
21,734	SPDR S&P BRIC 40 ETF	474,453
41,662	Technology Select Sector SPDR Fund	1,219,030
28,895	Vanguard Growth ETF	1,990,577
36,624	Vanguard Value ETF	2,072,919
		19,312,621
	Fixed Income ETFs - 12.0%
818	iShares Barclays 7-10 Year Treasury Bond Fund	89,391
2,232	iShares Barclays Credit Bond Fund	253,957
3,325	iShares Barclays MBS Bond Fund	362,591
737	iShares Barclays TIPS Bond Fund	89,501
5,227	iShares iBoxx $ High Yield Corporate Bond Fund	479,316
3,365	iShares iBoxx $ Investment Grade Corporate Bond Fund	408,107
1,940	iShares JP Morgan USD Emerging Markets Bond Fund	229,987
11,636	iShares S&P U.S. Preferred Stock Index Fund	458,575
12,027	SPDR Barclays Capital High Yield Bond ETF	479,637
		2,851,062
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,773,791)	22,163,683

	SHORT-TERM INVESTMENTS - 2.5%
594,460	Fidelity Institutional Money Market Portfolio - Class I, 0.18% (a)	594,460
	TOTAL SHORT-TERM INVESTMENTS (Cost $594,460)	594,460

	Total Investments in Securities (Cost ($22,284,853) - 100.3%	23,795,211
	Liabilities in Excess of Other Assets - (0.3)%	(60,270)
	NET ASSETS - 100.0%	$23,734,941

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of July 31, 2012.

SiM Dynamic Allocation Funds
Notes to Schedule of Investments
July 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The SiM Dynamic Allocation Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, REITs, and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2012:

SiM Dynamic Allocation Diversified Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$1,049,019	$-	$-	$1,049,019
Exchanged-Traded Funds
Equity	2,524,021	-	-	2,524,021
Fixed Income	8,029,886	-	-	8,029,886
Total Exchange-Traded Funds	10,553,907	-	-	10,553,907
Short-Term Investments	445,457	-	-	445,457
Total Investments in Securities	$12,048,383	$-	$-	$12,048,383

SiM Dynamic Allocation Balanced Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$541,610	$-	$-	$541,610
Exchanged-Traded Funds
Equity	6,201,112	-	-	6,201,112
Fixed Income	2,859,982	-	-	2,859,982
Total Exchange-Traded Funds	9,061,094	-	-	9,061,094
Short-Term Investments	323,722	-	-	323,722
Total Investments in Securities	$9,926,426	$-	$-	$9,926,426

SiM Dynamic Allocation Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$1,037,068	$-	$-	$1,037,068
Exchanged-Traded Funds
Equity	19,312,621	-	-	19,312,621
Fixed Income	2,851,062	-	-	2,851,062
Total Exchange-Traded Funds	22,163,683	-	-	22,163,683
Short-Term Investments	594,460	-	-	594,460
Total Investments in Securities	$23,795,211	$-	$-	$23,795,211

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at July 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended July 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

SiM Dynamic Allocation Diversified Income Fund

Cost of investments	$11,218,225

Gross unrealized appreciation	$871,993
Gross unrealized depreciation	(41,835)
Net unrealized appreciation	$830,158

SiM Dynamic Allocation Balanced Income Fund

Cost of investments	$9,251,605

Gross unrealized appreciation	$752,557
Gross unrealized depreciation	(77,736)
Net unrealized appreciation	$674,821

SiM Dynamic Allocation Equity Income Fund

Cost of investments	$21,927,230

Gross unrealized appreciation	$2,041,447
Gross unrealized depreciation	(173,466)
Net unrealized appreciation	$1,867,981

*Because tax adjustments are calculated annually, the above tables do not include tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 9/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 9/14/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 9/14/12

* Print the name and title of each signing officer under his or her signature.